Accounts Receivable - Schedule of Accounts Receivable (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Accounts Receivable [Abstract]
Accounts receivable, gross	$ 4,082,848	$ 4,489,706
Less: allowance for credit losses	(563,934)	(571,148)
Accounts receivable, net	$ 3,518,914	$ 3,918,558